Inventories (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Inventories
Finished goods	$ 30,456	$ 41,190
Work in progress	33,202	19,785
Raw materials	107,947	103,205
Total	$ 171,605	$ 164,180